Fair Value Measurements	6 Months Ended
Jun. 30, 2026
Fair Value Disclosures [Abstract]
Fair Value Measurements

NOTE 8 — FAIR VALUE MEASUREMENTS

Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

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Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;
•
Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and
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Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

The following table presents information about the Company’s derivative assets and liabilities that are measured at fair value as of June 30, 2026 and December 31, 2025 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	Level	June 30, 2026	December 31, 2025
Assets:
Cash and marketable securities held in Trust Account	1	$232,582,684	$—
Liabilities:
Derivative liabilities – Private Placement Warrants	3	$15,986,668	$—

The fair value of the Class 1 and Class 2 Public Warrants and Private Placement Warrants was determined using the Monte Carlo Simulation Model and Black-Scholes-Merton, respectively. The Private Placement Warrants were accounted for as liabilities in accordance with ASC 815-40 and are presented within derivative liabilities - warrants in the accompanying condensed balance sheets. The warrant liability is measured at fair value at inception and on a recurring basis, with changes in fair value presented within the unaudited condensed statements of operations. The Public Warrants were accounted for as equity and are only measured once, at the closing of the Initial Public Offering.

The following table presents the quantitative information regarding market assumptions used in the valuation of the Class 1 and Class 2 Public Warrants at issuance (upon consummation of the Initial Public Offering):

March 5, 2026
Implied share price	$9.51
Volatility	5.0%
Risk-free rate (Continuous)	3.92%
Expected term to De-SPAC (Years)	0.5
Probability of De-SPAC and market adjustment	45.0%

The following tables present the quantitative information regarding market assumptions used in the valuation of the Private Placement Warrants at issuance (upon consummation of the Initial Public Offering) and at June 30, 2026:

	March 5, 2026
	Private Warrants – Sponsor	Private Warrants – Underwriter
Implied share price	$9.51	$9.50
Volatility	5.0%	7.0
Risk-free rate (Continuous)	3.92%	3.69%
Expected term to De-SPAC (Years)	0.5	—
Term (Years)	7.5	5.0
Probability of De-SPAC and market adjustment	$45.0%	45.0%

	June 30, 2026
	Private Warrants – Sponsor	Private Warrants – Underwriters
Implied share price	$9.22	$9.22
Volatility	24.0%	21.0%
Risk-free rate (Continuous)	4.27%	4.14%
Expected term to De-SPAC (Years)	0.3	—
Term (Years)	7.3	4.7
Probability of De-SPAC and market adjustment	$45.0%	45.0%

As discussed in Note 4, upon issuance of the Private Placement Warrants to the Sponsor, the Company recorded a loss of $714,753 for the excess fair value of the derivative warrants over the proceeds received from the sale of the Private Placement Warrants which is included in the unaudited condensed statements of operations. The fair value of the Private Placement Warrants issued to the Underwriters as of the Initial Public Offering was approximately $0.25 per warrant, for a total initial fair value of $773,471. The excess of cash received over the fair value of the Private Placement Warrants issued to the Underwriters was $1,526,528 and was reflected in additional paid-in capital on the unaudited condensed statements of changes in shareholders’ deficit for the three and six months ended June 30, 2026.

The following table presents the changes in the fair value of Level 3 derivative liabilities – Private Placement Warrants:

	Private Warrants – Sponsor	Private Warrants – Underwriters	Warrant Liabilities
Warrant liabilities at December 31, 2025	$—	$—	$—
Issuance of Private Warrants at Initial Public Offering	5,714,754	773,471	6,488,225
Change in fair value of derivative liabilities – Private Placement Warrants	282,580	54,529	337,109
Fair value as of March 31, 2026	5,997,334	828,000	6,825,334
Change in fair value of derivative liabilities – Private Placement Warrants	7,842,667	1,318,667	9,161,334
Fair value as of June 30, 2026	$13,840,001	$2,146,667	$15,986,668